Note 8	6 Months Ended
Jun. 30, 2025
Cash Cash balances at central banks and other demand deposits [Abstract]
Disclosure of cash and cash equivalents [text block]	Cash, cash balances at central banks and other demand deposits
The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the condensed consolidated balance sheets is as follows:

CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEMAND DEPOSITS (MILLIONS OF EUROS)

	June 2025	December 2024
Cash on hand	6,155	8,636
Cash balances at central banks ⁽¹⁾	26,657	35,306
Other demand deposits	7,205	7,202
Total	40,017	51,145
(1) The variation is mainly due to the evolution of the balances held in the Bank of Spain